                                               [LINCOLN FINANCIAL GROUP(R) LOGO]
                                               Lincoln Life & Annuity
                                               Company of New York

JOHN L. REIZIAN
ASSISTANT VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
350 CHURCH STREET
HARTFORD, CT 06103-1105
TELEPHONE: (860) 466-1539
FACSIMILE: (860) 466-1778
John.Reizian@LFG.com

VIA EDGAR

January 23, 2009

U. S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC 20549-4644

Re: LLANY Separate Account R for Flexible Premium Variable Life
    Lincoln Life & Annuity Company of New York ("LLANY")
    File No. 333-149053; 811-08651; CIK: 0001055225
    Pre-Effective Amendment No.: 1, Form N-6 Rule 485(b)

Dear Sir or Madam:

Today we are electronically filing on EDGAR Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 for a variable life insurance product. The marketing name for this product is "Lincoln SVULone 2007", initially filed on February 5, 2008. It essentially is a second-to-die version of the Lincoln VULone 2007 (File No. 333-148917; 811-08559) which was declared effective on December 29, 2008.

This filing incorporates revisions which respond to your comments on the Lincoln VULone 2007. A marked courtesy copy will be forwarded under separate cover to our Reviewer showing any variances when compared with the Lincoln VULone 2007.

I am representing LLANY in these matters. Please contact me at (860) 466-3833 with any questions or comments about this filing.

Sincerely,


/s/ John L. Reizian

John L. Reizian
Assistant Vice President and Associate General Counsel